Stock-Based Compensation (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 26, 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					275,000
Options, Granted	28,600	30,250	31,900
Options, Exercised	(24,127)	(20,435)	(2,833)
Proceeds from Stock Options Exercised	$ 575	$ 455	$ 51
Remaining Life, Years	4 years 9 months 18 days
Average Exercise Price	$ 26.64	$ 26.27	$ 25.85	$ 25.93
Share Based Compensation	162	130	170
Allocated Share-based Compensation Expense, Net of Tax	154	123	163
Unrecognized Salaries And Employee Benefits Expense	157	154	130
Common Stock, Dividend Rate, Percentage	10.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average Exercise Price	$ 24.44
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average Exercise Price	$ 28.95
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 162	$ 130	$ 170
Outside Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	44,000
Options, Granted	4,000	4,950	4,950